CAPITAL LEASE OBLIGATIONS	6 Months Ended
Jun. 30, 2013
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS
12. CAPITAL LEASE OBLIGATIONS

Lemissoler Maritime Company W.L.L.

On November 28, 2012, the Company entered into a settlement and standstill agreement (the “Settlement Agreement”) with Prime Shipping Holding Ltd., (“Prime”), an affiliate of Lemissoler Maritime Company W.L.L. (“Lemissoler”), with which: (a) the Lemissoler Indebtedness was settled by issuing (i) 7,290,088 common shares of the Company to Prime; and (ii) $50,000 aggregate principal amount of the Company’s 4.5% Senior Convertible Note due 2022 to Prime (the “4.5% Note”); and (b) all fees, costs and expenses incurred by Prime in connection with the transaction will be paid from the issuance of 32,521 common shares of the Company (covering $400 in fees) to Prime (with any shortfall from the sale of the common shares to be fully paid and settled by the Company, which may be satisfied by issuing further common shares of the Company to Prime). As of December 31, 2012, Prime received 7,290,088 common shares of the Company for the outstanding balance and 32,521 common shares of the Company for the fees, costs and expenses incurred by Prime and the Company issued to Prime the 4.5% Note (refer to Note 16 of the Company's consolidated financial statements for the year ended December 31, 2012 included in the Company's Annual Report).

On January 30, 2013, the Company was formally released from all of its obligations and liabilities under the relevant finance lease documentation.